Risk management - Revaluation reserve equity securities at fair value through other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of equity [line items]
Investments in other group companies	€ 1,607	€ 1,679
Revaluation reserve equity securities
Disclosure of fair value measurement of equity [line items]
Increase (decrease) in financial assets	(372)
Financial assets	(1,444)	(1,816)
Revaluation reserve equity securities | Bank Of Beijing
Disclosure of fair value measurement of equity [line items]
Increase (decrease) in financial assets	(403)
Equity securities at FVOCI
Disclosure of fair value measurement of equity [line items]
Investments in other group companies	2,607	2,562
Increase (decrease) in financial assets	(45)
Revaluation reserves: financial assets	1,444	1,816
Positive remeasurement | Equity securities at FVOCI
Disclosure of fair value measurement of equity [line items]
Revaluation reserves: financial assets	1,456	1,820
Negative remeasurement | Equity securities at FVOCI
Disclosure of fair value measurement of equity [line items]
Revaluation reserves: financial assets	€ (12)	€ (4)